245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 2, 2021

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105 Fidelity Tax-Free Bond Fund Fidelity Series Large Cap Value Index Fund Fidelity SAI Tax-Free Bond Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to Fidelity Tax-Free Bond Fund and Fidelity SAI Tax-Free Bond Fund, and the Prospectus of Fidelity Series Large Cap Value Index Fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust